Inventories	9 Months Ended
Sep. 30, 2025
Inventory Disclosure [Abstract]
Inventories
Note 7. Inventories
Inventories consist of the following:

(Amounts in thousands)	As of September 30, 2025	As of December 31, 2024
Raw materials	$7,432	$7,410
Work in progress	446	1,064
Finished goods	904	87

Total inventories	$8,782	$8,561